Trade and Other Receivables - Summary of Ageing of Group's Trade Receivables (Detail) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Trade and other receivables [line items]
Net trade receivables	£ 894	£ 917
Cost [member] | Within due date and one month past due date
Trade and other receivables [line items]
Trade receivables	663	766
Cost [member] | One to three months past due date
Trade and other receivables [line items]
Trade receivables	118	58
Cost [member] | Three to six months past due date [member]
Trade and other receivables [line items]
Trade receivables	25	20
Cost [member] | Six to nine months past due date [member]
Trade and other receivables [line items]
Trade receivables	14	13
Cost [member] | Nine to 12 months past due date [member]
Trade and other receivables [line items]
Trade receivables	14	5
Cost [member] | More than 12 months past due date [member]
Trade and other receivables [line items]
Trade receivables	£ 60	£ 55